CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021 [1]
Profit or loss [abstract]
Revenues	$ 48,804	$ 54,335	$ 34,053
Cost of revenues	37,974	43,044	25,458
Gross profit before fair value adjustments	10,830	11,291	8,595
Fair value adjustments:
Unrealized change in fair value of biological assets	0	(315)	6,308
Realized fair value adjustments on inventory sold in the year	(984)	(1,814)	(8,570)
Total fair value adjustments	(984)	(2,129)	(2,262)
Gross profit after fair value adjustments	9,846	9,162	6,333
General and administrative expenses	11,008	21,460	17,221
Selling and marketing expenses	10,788	11,473	6,725
Restructuring expenses	617	4,383	0
Share-based compensation	225	2,637	5,422
Total operating expenses	22,638	39,953	29,368
Operating loss	(12,792)	(30,791)	(23,035)
Finance income	7,006	6,703	23,544
Finance expenses	(3,671)	(1,972)	(673)
Finance income (expense), net	3,335	4,731	22,871
Loss before income taxes	(9,457)	(26,060)	(164)
Income tax expense (benefit)	771	(1,138)	500
Net loss from continuing operations	(10,228)	(24,922)	(664)
Net loss from discontinued operations, net of tax	0	(166,379)	(17,854)
Net loss	(10,228)	(191,301)	(18,518)
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods:
Remeasurement gain on defined benefit plans	38	59	21
Exchange differences on translation to presentation currency	(894)	(1,238)	858
Total other comprehensive income that will not be reclassified to profit or loss in subsequent periods	(856)	(1,179)	879
Other comprehensive income that will be reclassified to profit or loss in subsequent periods:
Adjustments arising from translating financial statements of foreign operation	231	(246)	530
Total other comprehensive income (loss)	(625)	(1,425)	1,409
Total comprehensive loss	(10,853)	(192,726)	(17,109)
Net loss attributable to:
Equity holders of the Company	(9,498)	(188,890)	(17,763)
Non-controlling interests	(730)	(2,411)	(755)
Net Loss	(10,228)	(191,301)	(18,518)
Total comprehensive income (loss) attributable to:
Equity holders of the Company	(10,648)	(190,162)	(16,357)
Non-controlling interests	(205)	(2,564)	(752)
Total comprehensive loss	$ (10,853)	$ (192,726)	$ (17,109)
Earnings (loss) per share attributable to equity holders of the Company from continuing operations:
Basic earnings (loss) per share (in CAD)	$ (0.74)	$ (3.13)	$ 0.02
Diluted loss per share (in CAD)	(0.74)	(3.81)	(3.62)
Basic loss per share (in CAD)	0	(23.17)	(3.08)
Diluted loss per share (in CAD)	0	(23.17)	(3.08)
Basic earnings (loss) per share (in CAD)	(0.74)	(26.3)	(3.06)
Diluted loss per share (in CAD)	$ (0.74)	$ (26.98)	$ (6.7)

[1]	Reclassified in respect of discontinued operations - see Note 25.